INVESTMENTS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 8,309,522,381	$ 7,282,672,110
Stable Value Fund/Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	12,447,260	7,737,923
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	830,409,469	772,059,660
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	93,435,848	94,373,872
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Humana Unitized Stock Fund/Humana Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	258,031,418	275,599,910
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	478,942,203	402,085,878
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	722,558,967	676,135,168
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	93,435,848	94,373,872
Quoted Prices in Active Markets for Identical Assets (Level 1) | Humana Unitized Stock Fund/Humana Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	258,031,418	275,599,910
Quoted Prices in Active Markets for Identical Assets (Level 1) | Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	371,091,701	306,161,386
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	107,850,502	95,924,492
Significant Other Observable Inputs (Level 2) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Humana Unitized Stock Fund/Humana Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	107,850,502	95,924,492
NAV | Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	7,464,260,921	6,498,487,899
NAV | Stable Value Fund/Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	12,447,260	7,737,923
NAV | Humana Unitized Stock Fund / Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 2,404,731	$ 4,386,628